Revenues and Net Other Income and Expenses - Additional Information (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current trade receivables	€ 2,432		€ 1,743
Remeasurement of contingent consideration	400	$ 0.4	5,604
Clinical Development milestone payment	36		1,372
Grant income (RCA's)	1,500
R&D tax credit	1,560		€ 310	€ 1,161
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant income (RCA's)	200
Regional Government [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant income (RCA's)	1,600
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Variable consideration related to future regulatory and commercial-based milestones recognized as revenue | $		$ 17.5
Increase (decrease) due to application of IFRS 15 [member] | Mesoblast licence agreement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments recognized as revenue	800
Contingent milestone payments recognized as revenue	2,200
Deferred financial income	500
Net out-licensing revenue	€ 2,400